Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue			$ 0	$ 14,068
Operating expenses:
Research and development	$ 11,355	$ 13,781	49,418	60,923
General and administrative	9,156	9,477	33,584	37,176
Total operating expenses	20,511	23,258	83,002	98,099
Loss from operations	(20,511)	(23,258)	(83,002)	(84,031)
Interest income	523	95	1,327	397
Interest expense	(284)	(178)	(961)	(764)
Realized gain (loss) on investments			3	(23)
Foreign exchange (loss) gain			(5)	16
Other income (expense), net	753	(33)	1,056	(266)
Loss before income taxes	(19,519)	(23,374)	(81,582)	(84,671)
Income tax benefit (provision)	(24)	(12)	2	(15)
Net loss	$ (19,543)	$ (23,386)	$ (81,580)	$ (84,686)
Net loss per share attributable to common stockholders-basic and diluted	$ (0.55)	$ (0.67)	$ (2.33)	$ (2.47)
Weighteds Average Number Of Share Outstanding Basic And Diluted	$ 35,324,053	$ 34,810,676	$ 35,075,924	$ 34,351,274